Document And Entity Information	Jan. 08, 2024
Document Information [Line Items]
Entity, Registrant Name	AGRIFY CORPORATION
Document, Type	8-K
Document, Period End Date	Jan. 08, 2024
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-39946
Entity, Tax Identification Number	30-0943453
Entity, Address, Address Line One	76 Treble Cove Rd.
Entity, Address, Address Line Two	Building 3
Entity, Address, City or Town	Billerica
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01862
City Area Code	617
Local Phone Number	896-5243
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AGFY
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001800637